Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Operating activities
(Loss) income before income tax	$ (46,778)	$ (920,736)	$ (812,963)	$ 4,935,780
Non-cash adjustment to reconcile income before tax to net cash flows from operating activities:
Depreciation and amortization	25,435	500,641	548,687	536,543
Provision for doubtful accounts	540	10,621	4,720	9,164
Finance income	(7,753)	(152,603)	(105,795)	(102,591)
Finance cost	6,114	120,334	86,357	35,116
Net foreign exchange differences	7,142	140,575	504,366	(1,054,333)
Financial instruments	(23,117)	(455,009)	50,007	353,943
Net gain on disposal of rotable spare parts, furniture and equipment and gain on sale of aircraft	(30,829)	(606,812)	(64,978)	(483,565)
Employee benefits	325	6,401	4,657	3,122
Aircraft and engine lease extension benefit and other benefits from service agreements	(4,945)	(97,330)	(100,580)	(82,178)
Management incentive and long-term incentive plans	656	12,919	8,783	4,826
Cash flows from operating activities before changes in working capital	(73,210)	(1,440,999)	123,261	4,155,827
Changes in operating assets and liabilities:
Related parties	(1,596)	(31,422)	(24,091)	50,706
Other accounts receivable	87	1,711	139,774	(157,370)
Recoverable and prepaid taxes	974	19,168	(438,966)	(361,377)
Inventories	(123)	(2,421)	(50,966)	(80,811)
Prepaid expenses	(305)	(6,001)	726,020	(1,027,040)
Other assets	(571)	(11,228)	21,941	19,540
Guarantee deposits	11,788	232,019	57,425	(1,957,350)
Suppliers	712	14,022	196,082	136,178
Accrued liabilities	18,961	373,203	289,920	231,656
Other taxes and fees payable	28,359	558,174	353,014	523,524
Unearned transportation revenue	7,377	145,207	65,258	237,204
Financial instruments	41,033	807,644	126,053	(450,902)
Other liabilities	(1,976)	(38,875)	11,198	528,365
Cash flows from operating activities before interest received and income tax paid	31,510	620,202	1,595,923	1,848,150
Interest received	7,753	152,602	105,795	102,591
Income tax paid	(10,517)	(207,004)	(715,849)	(972,009)
Net cash flows provided by operating activities	28,746	565,800	985,869	978,732
Investing activities
Acquisitions of rotable spare parts, furniture and equipment	(139,368)	(2,743,155)	(2,521,752)	(2,198,697)
Acquisitions of intangible assets	(3,608)	(71,007)	(130,908)	(60,792)
Pre-delivery payments reimbursements	33,957	668,365	213,947	1,733,093
Proceeds from disposals of rotable spare parts, furniture and equipment	38,429	756,402	178,273	498,438
Net cash flows used in investing activities	(70,590)	(1,389,395)	(2,260,440)	(27,958)
Financing activities
Proceeds from exercised stock options	541	10,648	638	20,186
Treasury shares purchase	(2,912)	(57,320)	(10,108)	(17,025)
Interest paid	(8,899)	(175,170)	(105,388)	(39,350)
Other finance interest paid	(1,451)	(28,567)		(137,830)
Payments of financial debt	(60,641)	(1,193,589)	(924,867)	(1,531,460)
Proceeds from financial debt	61,416	1,208,846	2,438,025	1,716,244
Net cash flows (used in) provided by financing activities	(11,946)	(235,152)	1,398,300	10,765
(Decrease) increase in cash and cash equivalents	(53,790)	(1,058,747)	123,729	961,539
Net foreign exchange differences on cash balance	(1,483)	(29,190)	(244,101)	952,399
Cash and cash equivalents at beginning of year	353,143	6,950,879	7,071,251	5,157,313
Cash and cash equivalents at end of year	$ 297,870	$ 5,862,942	$ 6,950,879	$ 7,071,251